CONCENTRATIONS	9 Months Ended
Sep. 30, 2013
Risks and Uncertainties [Abstract]
CONCENTRATIONS

Credit is granted to most customers.  The Company performs periodic credit evaluations of customers’ financial condition and generally does not require collateral.

Sales to three customers of the Company accounted for approximately 52%, 61% and 99% of sales for the years ended December 31, 2011 and 2012 and the nine months ended September 30, 2013, respectively.  Amounts due from these customers represented approximately, 18%, 22%, and 100% of accounts receivable outstanding as of December 31, 2011, 2012 and September 30, 2013, respectively.